Document and Entity Information	0 Months Ended
May 05, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 05, 2014
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	May 05, 2014
Document Effective Date	May 05, 2014
Prospectus Date	May 01, 2014
Dreyfus High Yield Fund | Class A
Risk/Return:
Trading Symbol	DPLTX
Dreyfus High Yield Fund | Class C
Risk/Return:
Trading Symbol	PTHIX
Dreyfus High Yield Fund | Class I
Risk/Return:
Trading Symbol	DLHRX